UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06687

                            The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Annual Report — September 30, 2013

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Sincerely yours,

Bruce N. Alpert

President

The Gabelli U.S. Treasury Money Market Fund

November 15, 2013

Portfolio Holdings

On a monthly basis, The Gabelli U.S. Treasury Money Market Fund makes available a complete schedule of portfolio holdings. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).

The Gabelli U.S. Treasury Money Market Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from April 1, 2013 through September 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2013.

	Beginning Account Value 04/01/13	Ending Account Value 09/30/13	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli U.S. Treasury Money Market Fund
Actual Fund Return
Class AAA	$1,000.00	$1,000.10	0.06%	$0.30
Class A	$1,000.00	$1,000.10	0.06%	$0.30
Class C	$1,000.00	$1,000.10	0.06%	$0.30

Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.77	0.06%	$0.30
Class A	$1,000.00	$1,024.77	0.06%	$0.30
Class C	$1,000.00	$1,024.77	0.06%	$0.30
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2013:

The U.S. Treasury Money Market Fund

U.S. Treasury Bills	97.4%
U.S. Treasury Notes	5.9%

Other Assets and Liabilities (Net)	(3.3)%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund

Statement of Net Assets

September 30, 2013

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 103.3%
	U.S. Treasury Bills — 97.4%
$1,663,287,000	U.S. Treasury Bills,
	0.001% to 0.105%†,
	10/03/13 to 03/13/14	$1,663,205,949

	U.S. Treasury Notes — 5.9%
50,000,000	0.250%, 10/31/13	50,006,645
50,000,000	4.250%, 11/15/13	50,256,659

		100,263,304

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,763,469,253

TOTAL INVESTMENTS (Cost $1,763,469,253)	103.3%	1,763,469,253

Payable to Manager	(0.0)	(81,572)
Other Assets and Liabilities (Net)	(3.3)	(56,449,057)

NET ASSETS
(applicable to 1,706,933,857 shares outstanding)	100.0%	$1,706,938,624

Net Assets Consist of:
Paid-in capital		$1,706,934,274
Accumulated net realized gain on investments		4,350

TOTAL NET ASSETS		$1,706,938,624

SHARES OF BENEFICIAL INTEREST, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,700,347,779 ÷ 1,700,338,436 shares outstanding)	$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($3,570,476 ÷ 3,573,228 shares outstanding)	$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($3,020,369 ÷ 3,022,193 shares outstanding)	$1.00

†	Represents annualized yield at date of purchase.

Statement of Operations

For the Year Ended September 30, 2013

Investment Income:
Interest	$1,467,644

Expenses:
Management fees	1,402,110
Custodian fees	113,858
Shareholder services fees	105,269
Shareholder communications expenses	50,824
Legal and audit fees	49,286
Registration expenses	47,002
Trustees’ fees	24,000
Tax expense	813
Miscellaneous expenses	70,935

Total Expenses	1,864,097

Less:
Fees waived and expenses reimbursed by the Manager (See Note 5)	(631,944)

Net Expenses	1,232,153

Net Investment Income	235,491

Net Realized Gain on Investments	20,460

Net Increase in Net Assets Resulting from Operations	$255,951

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2013	Year Ended September 30, 2012
Operations:
Net investment income	$235,491	$158,817
Net realized gain on investments	20,460	35,652

Net Increase in Net Assets Resulting from Operations	255,951	194,469

Distributions to Shareholders:
Net investment income
Class AAA	(234,211)	(167,541)
Class A	(678)	(475)
Class C	(602)	(495)

	(235,491)	(168,511)

Net realized gain
Class AAA	(40,750)	(10,770)
Class A	(103)	(34)
Class C	(64)	(37)

	(40,917)	(10,841)

Total Distributions to Shareholders	(276,408)	(179,352)

Shares of Beneficial Interest Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	2,859,003,545	2,930,770,584
Class A	3,977,333	5,139,733
Class C	5,958,573	9,188,363

Total proceeds from shares issued	2,868,939,451	2,945,098,680

Proceeds from reinvestment of distributions
Class AAA	274,961	171,259
Class A	721	458
Class C	508	291

Total proceeds from reinvestment of distributions	276,190	172,008

Cost of shares redeemed
Class AAA	(2,903,332,346)	(3,073,500,242)
Class A	(5,826,144)	(5,403,575)
Class C	(7,636,059)	(8,238,163)

Total cost of shares redeemed	(2,916,794,549)	(3,087,141,980)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(47,578,908)	(141,871,292)

Net Decrease in Net Assets	(47,599,365)	(141,856,175)
Net Assets:
Beginning of period	1,754,537,989	1,896,394,164

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,706,938,624	$1,754,537,989

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income	Operating Expenses Net of Fees Waived, Reimbursed, and Assumed by the Manager	Operating Expenses Before Fees Waived, Reimbursed, and Assumed by the Manager
Class AAA
2013	$1.0000	$0.0002	$0.0000(b)	$0.0002	$(0.0002)	$(0.0000)(b)	$(0.0002)	$1.0000	0.02%	$1,700,348	0.01%	0.07%	0.11%
2012	1.0000	0.0001	0.0000(b)	0.0001	(0.0001)	(0.0000)(b)	(0.0001)	1.0000	0.01	1,744,422	0.01	0.06	0.11
2011	1.0000	0.0004	0.0000(b)	0.0004	(0.0004)	(0.0000)(b)	(0.0004)	1.0000	0.04	1,886,962	0.04	0.08	0.16
2010	1.0000	0.0007	0.0000(b)	0.0007	(0.0007)	(0.0000)(b)	(0.0007)	1.0000	0.08	1,642,373	0.07	0.08	0.33
2009	1.0000	0.0045	0.0001	0.0046	(0.0045)	(0.0001)	(0.0046)	1.0000	0.51	1,616,623	0.45	0.09(c)	0.37
Class A
2013	$1.0000	$0.0002	$0.0000(b)	$0.0002	$(0.0002)	$(0.0000)(b)	$(0.0002)	$1.0000	0.02%	$3,571	0.01%	0.07%	0.11%
2012	1.0000	0.0001	0.0000(b)	0.0001	(0.0001)	(0.0000)(b)	(0.0001)	1.0000	0.01	5,419	0.01	0.06	0.11
2011	1.0000	0.0004	0.0000(b)	0.0004	(0.0004)	(0.0000)(b)	(0.0004)	1.0000	0.04	5,684	0.04	0.08	0.16
2010	1.0000	0.0007	0.0000(b)	0.0007	(0.0007)	(0.0000)(b)	(0.0007)	1.0000	0.08	1,186	0.08	0.08	0.33
2009(d)	1.0000	0.0028	0.0001	0.0029	(0.0028)	(0.0001)	(0.0029)	1.0000	0.33	1,237	0.31(e)	0.09(c)(e)	0.36(e)
Class C
2013	$1.0000	$0.0002	$0.0000(b)	$0.0002	$(0.0002)	$(0.0000)(b)	$(0.0002)	$1.0000	0.02%	$3,020	0.01%	0.07%	0.11%
2012	1.0000	0.0001	0.0000(b)	0.0001	(0.0001)	(0.0000)(b)	(0.0001)	1.0000	0.01	4,697	0.01	0.06	0.11
2011	1.0000	0.0004	0.0000(b)	0.0004	(0.0004)	(0.0000)(b)	(0.0004)	1.0000	0.04	3,748	0.04	0.08	0.16
2010	1.0000	0.0007	0.0000(b)	0.0007	(0.0007)	(0.0000)(b)	(0.0007)	1.0000	0.08	1,900	0.07	0.08	0.33
2009(d)	1.0000	0.0023	0.0001	0.0024	(0.0023)	(0.0001)	(0.0024)	1.0000	0.33	414	0.26(e)	0.09(c)(e)	0.37(e)

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)

Net investment income (loss) per share before expenses reimbursed by the Manager for the years ended September 30, 2013, 2012, 2011, 2010, and 2009 was ($0.0002), ($0.0004), ($0.0004), ($0.0018), and $0.0017 (Class AAA), ($0.0002), ($0.0004), ($0.0004), ($0.0018), and $0.0004 (Class A), and ($0.0002), ($0.0004), ($0.0004), ($0.0018), and ($0.0002) (Class C), respectively.

(b)	Amount represents less than $0.00005 per share.
(c)

The Manager assumed certain expenses incurred from the U.S. Treasury Department’s Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(d)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements

1. Organization. The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 2 - Other Significant Observable Inputs	$1,763,469,253

*	Level 2 holdings consist of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the year ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 1 or Level 3 investments held at September 30, 2013 or September 30, 2012.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/( loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on long term debt securities are amortized using the effective yield to maturity method.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

Distributions to Shareholders. Distributions from investment income (including net short term realized capital gains) are declared daily and paid monthly. Distributions from net long term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the years ended September 30, 2013 and September 30, 2012, the tax character of distributions was all ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2013, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$4,350

Total accumulated earnings	$4,350

The Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. These capital losses that are carried forward will retain their character as either short term or long term capital losses.

At September 30, 2013, there were no temporary differences between book basis and tax basis net unrealized appreciation/depreciation on investments.

The following summarizes the tax cost of investments at September 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$1,763,469,253	$—	$—	$—

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of September 30, 2013, Gabelli Funds, LLC (the “Manager”) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2010 through September 30, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the year ended September 30, 2013, there were no borrowings under the line of credit.

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

4. Shares of Beneficial Interest. The Fund offers three classes of shares - Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli/GAMCO Funds complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.

5. Agreements with Affiliated Parties. The Trust has entered into a management agreement (the “Management Agreement”) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. Through January 31, 2014, to the extent necessary, the Manager has contractually undertaken to assume certain expenses (excluding interest, taxes, and extraordinary expenses), of the Fund so that the total expenses do not exceed 0.08% of the Fund’s average daily net assets. In addition, the Manager may voluntarily reimburse expenses to the extent necessary to assist the Fund in attempting to prevent a negative yield.

G.distributors, LLC, an affiliate of the Manager, retained $13,833 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli/GAMCO fund complex.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board of Trustees (the “Board”) meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of September 30, 2013, 70.2% of the Fund was beneficially owned by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Other Matters. On April 24, 2008, the Manager entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Manager, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer, who

The Gabelli U.S. Treasury Money Market Fund

Notes to Financial Statements (Continued)

also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Manager and the funds. The settlement by the Manager did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli U.S. Treasury Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Gabelli U.S. Treasury Money Market Fund

We have audited the accompanying statement of net assets of The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds, at September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 25, 2013

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli U.S. Treasury Money Market Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]

INTERESTED TRUSTEES[4] :

Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 71	Since 1992	27	Chairman, Chief Executive Officer, Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc., and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds Complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group, Inc. (communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)

INDEPENDENT TRUSTEES[5] :

Anthony J. Colavita Trustee Age: 77	Since 1992	35	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 69	Since 1992	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics); Director of LGL Group, Inc. (diversified manufacturing)

Robert C. Kolodny, MD Trustee Age: 69	Since 2006	2	Physician; Principal of KBS Management LLC (investment adviser) since 2006; General Partner of KBS Partnership, KBS II Investment Partnership, KBS III Investment Partnership, KBS IV Limited Partnership, KBS New Dimensions, L.P., KBS Global Opportunities, L.P., and KBS VII Limited Partnership (private investment partnerships) since 1981; Medical Director and Chairman of the Board of the Behavioral Medicine Institute since 1983	—

Anthonie C. van Ekris Trustee Age: 79	Since 1992	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

The Gabelli U.S. Treasury Money Market Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President, Secretary and Acting Chief Compliance Officer Age: 61	Since 1992 Since November 2011	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc. 2008-2010; President of Teton Advisors, Inc., 1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 55	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex

Ronald S. Eaker Vice President and Portfolio Manager Age: 52	Since 1992	Senior Portfolio Manager of Gabelli Fixed Income LLC and its predecessors since 1987

Judith A. Raneri Vice President and Portfolio Manager Age: 45	Since 1997	Portfolio Manager of Gabelli Funds, LLC since April 1997; Former Senior Portfolio Manager, Secretary, and Treasurer of The Treasurer’s Fund, Inc. and a member of its Investment and Credit Review Committees

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]

“Interested person” of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment manager.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

2013 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended September 30, 2013, the Fund designates 100% of the ordinary income distribution as qualified interest income and as qualified short term capital gain, pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended September 30, 2013 which was derived from U.S. Treasury securities was 82.54%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli U.S. Treasury Money Market Fund met this strict requirement in the year ended September 30, 2013. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI U.S. TREASURY MONEY MARKET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Judith A. Raneri joined GAMCO Investors, Inc. in 1989. Currently she is the Vice President and Senior Portfolio Manager of Gabelli Funds, LLC responsible for managing the Fund. Ms. Raneri received a B.S. with honors in Finance from Iona College.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, Inc. and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a B.S. in Finance.

The Gabelli U.S. Treasury Money Market Fund

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB404Q313AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent.”

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,200 in 2012 and $23,000 in 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2012 and $0 in 2013.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,200 in 2012 and $3,400 in 2013. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2012 and $0 in 2013.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $32,300 in 2012 and $33,520 in 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/26/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/26/2013

* Print the name and title of each signing officer under his or her signature.